Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents and restricted cash
4.	Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash maintained at banks consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
RMB denominated bank deposits with:
Financial Institutions in the PRC	22,355	27,315
HKD denominated bank deposits with:
Financial Institutions in Hong Kong	319	471
U.S. dollar denominated bank deposits with:
Financial Institutions in Hong Kong	46,128	3,286
Financial Institutions in the PRC	20,682	1,587
Total	89,484	32,659

The Group has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts.